Debt (Tables)	9 Months Ended
Sep. 30, 2026
Debt Disclosure [Abstract]
Schedule of Debt

	September 30,	December 31,
(in millions)	2026	2025
5.050% Senior notes due 2029	$650	$—
5.450% Senior notes due 2031	650	—
6.050% Senior notes due 2036	700	—
Less: Unamortized debt issuance costs and discount on debt	(19)	—
Total debt	$1,981	$—